Shareholder Report, Average Annual Return (Details)	1 Months Ended	4 Months Ended	12 Months Ended	13 Months Ended	18 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	54 Months Ended	55 Months Ended	60 Months Ended	83 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000261123
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000105864
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000234997
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000259590
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000226517
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000202548
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000161562
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000037683
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000252161
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000057274
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000170115
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000204594
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000155517
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000237985
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000112255
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000245438
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000105867
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000195523
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000105868
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000240884
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000105869
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000225680
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000259588
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000203937
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
Without Sales Load [Member] | C000261123
Average Annual Return [Line Items]
Average Annual Return, Percent		10.38%
Without Sales Load [Member] | C000105864
Average Annual Return [Line Items]
Average Annual Return, Percent			(5.93%)								0.90%					4.20%
Without Sales Load [Member] | C000234997
Average Annual Return [Line Items]
Average Annual Return, Percent			18.15%				7.02%
Without Sales Load [Member] | C000259590
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%
Without Sales Load [Member] | C000226517
Average Annual Return [Line Items]
Average Annual Return, Percent			90.26%						(7.79%)
Without Sales Load [Member] | C000202548
Average Annual Return [Line Items]
Average Annual Return, Percent			1.28%								8.39%	7.75%
Without Sales Load [Member] | C000161562
Average Annual Return [Line Items]
Average Annual Return, Percent			21.00%								29.13%					6.61%
Without Sales Load [Member] | C000037683
Average Annual Return [Line Items]
Average Annual Return, Percent			8.33%								14.93%					13.47%
Without Sales Load [Member] | C000252161
Average Annual Return [Line Items]
Average Annual Return, Percent			49.29%	46.39%
Without Sales Load [Member] | C000057274
Average Annual Return [Line Items]
Average Annual Return, Percent			2.76%								4.06%					6.48%
Without Sales Load [Member] | C000170115
Average Annual Return [Line Items]
Average Annual Return, Percent			10.07%								12.36%				11.13%
Without Sales Load [Member] | C000204594
Average Annual Return [Line Items]
Average Annual Return, Percent			16.82%								11.25%	12.28%
Without Sales Load [Member] | C000155517
Average Annual Return [Line Items]
Average Annual Return, Percent			10.88%								8.45%					6.86%
Without Sales Load [Member] | C000237985
Average Annual Return [Line Items]
Average Annual Return, Percent			4.36%					12.34%
Without Sales Load [Member] | C000112255
Average Annual Return [Line Items]
Average Annual Return, Percent			3.61%								14.01%					15.02%
Without Sales Load [Member] | C000245438
Average Annual Return [Line Items]
Average Annual Return, Percent			3.68%		10.18%
Without Sales Load [Member] | C000105867
Average Annual Return [Line Items]
Average Annual Return, Percent			(2.88%)								9.85%					5.68%
Without Sales Load [Member] | C000195523
Average Annual Return [Line Items]
Average Annual Return, Percent			21.15%								16.14%			7.70%
Without Sales Load [Member] | C000105868
Average Annual Return [Line Items]
Average Annual Return, Percent			15.84%								11.99%					14.41%
Without Sales Load [Member] | C000240884
Average Annual Return [Line Items]
Average Annual Return, Percent			14.43%			18.39%
Without Sales Load [Member] | C000105869
Average Annual Return [Line Items]
Average Annual Return, Percent			33.62%								31.10%					30.74%
Without Sales Load [Member] | C000225680
Average Annual Return [Line Items]
Average Annual Return, Percent			67.98%							8.60%
Without Sales Load [Member] | C000259588
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%
Without Sales Load [Member] | C000203937
Average Annual Return [Line Items]
Average Annual Return, Percent			59.69%								15.97%		22.82%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent		11.24%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent			17.27%								13.54%					11.91%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			17.60%				24.11%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	4.73%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent			17.27%						9.93%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			17.60%								16.47%	16.00%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent			17.27%								13.54%					11.91%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent			17.27%								13.54%					11.91%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent			17.27%	18.53%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent			17.27%								13.54%					11.91%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			17.60%								16.47%				14.79%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent			17.27%								13.54%	12.90%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent			17.27%								13.54%					11.91%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			17.60%					22.73%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			17.60%								16.47%					15.30%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			17.60%		19.59%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent			17.27%								13.54%					11.91%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			17.60%								16.47%			15.28%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent			17.27%								13.54%					11.91%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent			17.27%			20.44%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent			17.27%								13.54%					11.91%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			17.60%							14.37%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	4.73%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent			17.27%								13.54%		12.08%
MarketVector™ Alternative Asset Managers Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MarketVector™ Alternative Asset Managers Index
Average Annual Return, Percent		10.32%
MVIS® US Listed Biotech 25 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Listed Biotech 25 Index
Average Annual Return, Percent			(5.88%)								1.01%					4.34%
Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Index Total Return
Average Annual Return, Percent			8.88%				2.51%
MarketVector™ Top US Profitable Consumer Discretionary Companies Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MarketVector™ Top US Profitable Consumer Discretionary Companies Index
Average Annual Return, Percent	5.08%
MVIS® Global Digital Assets Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Digital Assets Equity Index
Average Annual Return, Percent			89.47%						(9.73%)
Morningstar® US Dividend Valuation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Dividend Valuation Index
Average Annual Return, Percent			1.52%								8.73%	8.06%
MVIS® North America Energy Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> North America Energy Infrastructure Index
Average Annual Return, Percent			21.81%								30.23%					6.41%
NYSE Arca Environmental Services Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYSE Arca Environmental Services Index (TR)
Average Annual Return, Percent			8.87%								15.29%					13.89%
MarketVector™ US Listed Fabless Semiconductor Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MarketVector™ US Listed Fabless Semiconductor Index
Average Annual Return, Percent			49.67%	46.74%
MVIS® Global Gaming Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Gaming Index
Average Annual Return, Percent			3.07%								4.57%					6.93%
NDR CMG US Large Cap Long/Flat Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDR CMG US Large Cap Long/Flat Index
Average Annual Return, Percent			10.83%								13.10%				11.85%
Morningstar® Global Wide Moat Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Wide Moat Focus Index
Average Annual Return, Percent			17.21%								11.63%	12.60%
Morningstar® Global Markets ex-US Wide Moat Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Markets ex-US Wide Moat Focus Index
Average Annual Return, Percent			10.95%								9.11%					7.51%
Morningstar® US Small-Mid Cap Moat Focus IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Small-Mid Cap Moat Focus IndexSM
Average Annual Return, Percent			4.90%					12.89%
Morningstar® Wide Moat Focus IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Wide Moat Focus IndexSM
Average Annual Return, Percent			4.12%								14.62%					15.61%
Morningstar® US Broad Value Wide Moat Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Broad Value Wide Moat Focus Index
Average Annual Return, Percent			4.22%		10.75%
MVIS® US Listed Pharmaceutical 25 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Listed Pharmaceutical 25 Index
Average Annual Return, Percent			(3.33%)								9.46%					5.45%
Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Index Total Return
Average Annual Return, Percent			8.88%								11.53%			5.06%
MVIS® US Listed Retail 25 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Listed Retail 25 Index
Average Annual Return, Percent			15.89%								11.99%					14.34%
BlueStar Robotics Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BlueStar Robotics Index
Average Annual Return, Percent			14.93%			18.76%
MVIS® US Listed Semiconductor 25 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Listed Semiconductor 25 Index
Average Annual Return, Percent			33.91%								31.30%					30.84%
BUZZ NextGen AI US Sentiment Leaders Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BUZZ NextGen AI US Sentiment Leaders Index
Average Annual Return, Percent			68.89%							8.94%
MarketVector™ Top US Profitable Technology Companies Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MarketVector™ Top US Profitable Technology Companies Index
Average Annual Return, Percent	8.57%
MVIS® Global Video Gaming and eSports Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Video Gaming and eSports Index
Average Annual Return, Percent			60.20%								16.82%		23.71%